Related Party Transactions - Schedule of Compensation for key Management and Board of Directors (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
Salaries and other emoluments	$ 4,881	$ 4,383
Total	$ 4,881	$ 4,383